UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Annual Report

December 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	(0.28)%	4.69%	3.91%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,675	Fidelity VIP Investment Grade Central Fund
$13,307	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a moderate decline in the year ending December 31, 2021, amid a broad risk-on and inflationary environment. The Bloomberg U.S. Aggregate Bond Index returned -1.54% for the full period. Longer-term bond yields rose early in the year, as a $1.9 trillion COVID-relief bill offered hopes for a robust economic recovery. This led to rising inflation expectations that persisted through early April. Many investors preferred the potential for higher returns in riskier assets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell from May through early August in response to weaker-than-expected economic data. Then in the fourth quarter, rising inflation and tighter monetary policy increased short-term yields and decreased longer-term yields. By early December, U.S. Federal Reserve Chair Jerome Powell stated it was time to retire the term “transitory” in describing U.S. inflation. Also in December, the Fed accelerated its tapering plans and raised the prospects for three quarter-point interest-rate hikes in 2022. Within the Aggregate index, corporate bonds returned -2.92% for the period, edging the -3.30% return of U.S. Treasuries. Securitized segments of the market also posted negative returns, including commercial mortgage-backed securities (-2.42%). Outside the index, U.S. corporate high-yield bonds added roughly 5% and Treasury Inflation-Protected Securities (TIPS) rose 6%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For 2021, the fund returned -0.28% outpacing the -1.54% return of the benchmark, the Bloomberg U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to overweight this asset class for much of the year, added notable relative value. Within this segment, larger-than-benchmark exposure to real estate investment trusts (REITs) and banks boosted the fund's relative return, led by standout holdings including Omega Healthcare Investors and Wells Fargo. Selections in the energy, consumer non-cyclical and communications segments also helped. Non-index exposure to investment-grade corporate bonds that had been downgraded to below-investment grade added value as well, particularly Ford Motor and Occidental Petroleum. Elsewhere, picks among government-related securities contributed, mostly due to investments in Illinois and California municipal bonds. Underweighting nominal U.S. Treasuries and mortgage-backed securities aided the fund's return for the period, as did non-benchmark exposure to Treasury Inflation-Protected Securities (TIPS). Lastly, the fund's small exposure to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) provided an additional boost to the relative return. Conversely, the fund's positioning along the yield curve and allocations among industrial bonds detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2021
U.S. Government and U.S. Government Agency Obligations	52.1%
AAA	5.8%
AA	1.5%
A	8.0%
BBB	21.3%
BB and Below	5.2%
Not Rated	1.8%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Corporate Bonds	32.8%
U.S. Government and U.S. Government Agency Obligations	52.1%
Asset-Backed Securities	5.7%
CMOs and Other Mortgage Related Securities	3.4%
Municipal Bonds	0.8%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.8%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33	$4,584,000	$4,483,345
3.8% 12/1/57	4,678,000	4,870,087
4.3% 2/15/30	859,000	966,796
4.45% 4/1/24	147,000	156,904
4.75% 5/15/46	4,816,000	5,815,972
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,838,495
2.55% 3/21/31	1,698,000	1,713,134
3% 3/22/27	397,000	419,500
4.862% 8/21/46	2,282,000	2,937,003
5.012% 4/15/49	89,000	117,803
		23,319,039
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	7,920,179
4.7% 3/23/50	2,229,000	2,940,685
		10,860,864
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	1,761,000	1,786,993
4.908% 7/23/25	1,184,000	1,303,712
5.375% 5/1/47	5,574,000	6,653,158
6.484% 10/23/45	842,000	1,149,824
Comcast Corp.:
3.9% 3/1/38	329,000	372,329
4.65% 7/15/42	779,000	953,266
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	1,139,625
4.65% 5/15/50	2,883,000	3,382,062
Fox Corp.:
3.666% 1/25/22	221,000	221,436
4.03% 1/25/24	389,000	410,820
4.709% 1/25/29	563,000	642,607
5.476% 1/25/39	555,000	715,762
5.576% 1/25/49	368,000	502,282
Time Warner Cable LLC:
4.5% 9/15/42	283,000	308,530
5.5% 9/1/41	521,000	631,666
5.875% 11/15/40	460,000	574,040
6.55% 5/1/37	6,199,000	8,109,972
7.3% 7/1/38	1,160,000	1,641,763
		30,499,847
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	2,026,106
3.875% 4/15/30	2,705,000	2,958,603
4.375% 4/15/40	404,000	461,847
4.5% 4/15/50	793,000	928,130
		6,374,686

TOTAL COMMUNICATION SERVICES		71,054,436

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	663,959
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,757,000	1,771,349
3.125% 5/12/23 (a)	1,531,000	1,573,910
		4,009,218
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	899,000	939,777
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	560,662
3.6% 7/1/30	615,000	679,611
		1,240,273
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,402,816
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	234,000	267,296
AutoZone, Inc.:
3.625% 4/15/25	350,000	373,227
4% 4/15/30	1,629,000	1,822,596
Lowe's Companies, Inc. 4.5% 4/15/30	1,170,000	1,358,138
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	406,545
		4,227,802

TOTAL CONSUMER DISCRETIONARY		11,819,886

CONSUMER STAPLES - 2.6%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	3,383,543
4.9% 2/1/46	3,531,000	4,432,770
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,244,018
4.35% 6/1/40	1,082,000	1,271,694
4.5% 6/1/50	1,534,000	1,891,143
4.6% 6/1/60	1,135,000	1,404,760
4.75% 4/15/58	1,764,000	2,180,948
5.45% 1/23/39	1,439,000	1,883,301
5.55% 1/23/49	3,287,000	4,547,426
5.8% 1/23/59 (Reg. S)	3,472,000	5,019,981
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,407,517
5% 5/1/42	4,016,000	4,851,596
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,881,645
3.45% 3/25/30	1,064,000	1,177,940
		37,578,282
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	229,596
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	4,189,000	4,141,916
3.625% 1/15/32 (a)	320,000	321,203
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	390,000	420,716
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	3,100,000	3,100,000
5.5% 1/15/30 (a)	380,000	413,250
6.5% 4/15/29 (a)	305,000	335,500
		8,962,181
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,721,859
4.5% 5/2/43	1,137,000	1,178,396
4.8% 2/14/29	311,000	350,789
5.375% 1/31/44	1,030,000	1,188,867
5.95% 2/14/49	407,000	507,908
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	1,474,000	1,490,279
4.25% 7/21/25 (a)	4,751,000	5,100,889
Reynolds American, Inc.:
4.45% 6/12/25	718,000	775,436
5.7% 8/15/35	373,000	441,979
6.15% 9/15/43	1,227,000	1,502,555
7.25% 6/15/37	909,000	1,209,649
		15,468,606

TOTAL CONSUMER STAPLES		62,009,069

ENERGY - 4.2%
Energy Equipment & Services - 0.1%
Halliburton Co.:
3.8% 11/15/25	46,000	49,451
4.85% 11/15/35	661,000	776,853
		826,304
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,182,596
5.85% 2/1/35	766,000	951,798
Cenovus Energy, Inc. 4.25% 4/15/27	1,963,000	2,139,651
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	446,573
DCP Midstream Operating LP:
3.875% 3/15/23	543,000	556,293
5.6% 4/1/44	376,000	467,744
6.45% 11/3/36 (a)	760,000	994,597
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	1,086,000	1,154,079
Enable Midstream Partners LP 3.9% 5/15/24 (b)	405,000	422,886
Enbridge, Inc.:
4% 10/1/23	863,000	901,018
4.25% 12/1/26	544,000	597,896
Energy Transfer LP:
3.75% 5/15/30	710,000	752,356
4.2% 9/15/23	364,000	380,120
4.25% 3/15/23	312,000	320,609
4.5% 4/15/24	387,000	410,163
4.95% 6/15/28	1,242,000	1,397,126
5% 5/15/50	1,588,000	1,827,308
5.25% 4/15/29	629,000	720,457
5.4% 10/1/47	414,000	485,814
5.8% 6/15/38	692,000	838,189
6% 6/15/48	451,000	560,290
6.25% 4/15/49	432,000	564,305
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,578,892
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	4,513,415
Hess Corp.:
4.3% 4/1/27	1,500,000	1,633,578
5.6% 2/15/41	3,671,000	4,532,075
7.125% 3/15/33	308,000	411,528
7.3% 8/15/31	411,000	547,226
7.875% 10/1/29	1,346,000	1,821,388
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	521,000	532,034
6.55% 9/15/40	141,000	189,368
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	944,449
MPLX LP:
4.5% 7/15/23	606,000	630,868
4.8% 2/15/29	345,000	393,927
4.875% 12/1/24	839,000	910,647
5.5% 2/15/49	1,036,000	1,322,971
Occidental Petroleum Corp.:
3.2% 8/15/26	186,000	191,677
3.5% 8/15/29	586,000	601,998
4.3% 8/15/39	85,000	84,768
4.4% 8/15/49	86,000	87,075
5.55% 3/15/26	1,587,000	1,766,807
6.2% 3/15/40	521,000	640,830
6.45% 9/15/36	1,412,000	1,800,307
6.6% 3/15/46	1,751,000	2,271,923
7.5% 5/1/31	2,356,000	3,099,613
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,649,952
5.95% 1/28/31	467,000	453,259
6.35% 2/12/48	4,049,000	3,473,536
6.49% 1/23/27	1,175,000	1,252,550
6.5% 3/13/27	1,481,000	1,574,496
6.5% 1/23/29	1,705,000	1,764,995
6.7% 2/16/32 (a)	1,810,000	1,823,575
6.75% 9/21/47	3,713,000	3,276,723
6.84% 1/23/30	6,314,000	6,542,883
6.95% 1/28/60	2,417,000	2,133,003
7.69% 1/23/50	4,972,000	4,773,120
Phillips 66 Co.:
3.7% 4/6/23	146,000	150,928
3.85% 4/9/25	188,000	200,458
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	419,550
3.6% 11/1/24	426,000	445,289
3.65% 6/1/22	661,000	664,245
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,760,272
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,773,127
3.7% 1/15/23	371,000	379,181
3.9% 1/15/25	373,000	396,373
4.3% 3/4/24	1,671,000	1,763,281
4.5% 11/15/23	537,000	565,728
4.55% 6/24/24	4,091,000	4,377,790
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	328,851
3.95% 5/15/50	1,007,000	1,128,019
Valero Energy Corp. 2.85% 4/15/25	294,000	304,544
Western Gas Partners LP:
3.95% 6/1/25	266,000	278,753
4.5% 3/1/28	613,000	666,638
4.65% 7/1/26	2,778,000	3,023,561
4.75% 8/15/28	354,000	391,170
		99,315,082

TOTAL ENERGY		100,141,386

FINANCIALS - 15.1%
Banks - 6.2%
Bank of America Corp.:
2.299% 7/21/32 (b)	4,656,000	4,577,811
3.3% 1/11/23	1,332,000	1,368,458
3.419% 12/20/28 (b)	5,817,000	6,210,606
3.5% 4/19/26	1,541,000	1,659,947
3.864% 7/23/24 (b)	1,340,000	1,396,090
3.95% 4/21/25	1,265,000	1,352,160
4.2% 8/26/24	6,127,000	6,567,280
4.25% 10/22/26	1,307,000	1,442,146
4.45% 3/3/26	465,000	511,945
Barclays PLC:
2.852% 5/7/26 (b)	2,482,000	2,559,827
4.375% 1/12/26	1,908,000	2,085,821
5.088% 6/20/30 (b)	2,253,000	2,555,651
5.2% 5/12/26	1,908,000	2,129,080
BNP Paribas SA 2.219% 6/9/26 (a)(b)	2,313,000	2,334,515
CIT Group, Inc. 3.929% 6/19/24 (b)	512,000	528,601
Citigroup, Inc.:
2.7% 10/27/22	3,067,000	3,115,262
3.352% 4/24/25 (b)	1,521,000	1,588,150
3.875% 3/26/25	2,914,000	3,109,848
4.05% 7/30/22	552,000	563,248
4.3% 11/20/26	532,000	588,645
4.412% 3/31/31 (b)	3,258,000	3,720,830
4.45% 9/29/27	5,245,000	5,848,280
4.6% 3/9/26	673,000	742,219
5.5% 9/13/25	1,694,000	1,915,785
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,471,811
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	802,000	838,497
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,221,000	2,268,924
Discover Bank 4.2% 8/8/23	874,000	917,842
HSBC Holdings PLC:
4.25% 3/14/24	675,000	712,747
4.95% 3/31/30	437,000	512,776
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	1,330,000	1,425,401
5.71% 1/15/26 (a)	3,922,000	4,337,874
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	1,324,000	1,370,835
3.797% 7/23/24 (b)	1,754,000	1,827,976
3.875% 9/10/24	13,419,000	14,233,132
4.125% 12/15/26	4,319,000	4,763,732
4.493% 3/24/31 (b)	3,926,000	4,543,200
NatWest Group PLC:
3.073% 5/22/28 (b)	1,427,000	1,484,208
5.125% 5/28/24	6,295,000	6,789,000
6% 12/19/23	3,200,000	3,477,260
6.1% 6/10/23	4,101,000	4,371,921
6.125% 12/15/22	2,527,000	2,642,988
NatWest Markets PLC 2.375% 5/21/23 (a)	2,667,000	2,717,562
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,475,324
Societe Generale:
1.038% 6/18/25 (a)(b)	4,852,000	4,739,862
1.488% 12/14/26 (a)(b)	2,986,000	2,908,198
Synchrony Bank 3% 6/15/22	1,393,000	1,405,133
UniCredit SpA 6.572% 1/14/22 (a)	1,707,000	1,709,475
Wells Fargo & Co.:
2.406% 10/30/25 (b)	1,400,000	1,434,958
4.478% 4/4/31 (b)	4,386,000	5,095,294
5.013% 4/4/51 (b)	6,470,000	8,835,005
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,139,000	1,229,206
		149,012,346
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,806,792
4.25% 2/15/24	1,315,000	1,396,401
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	4,027,982
4.2% 6/10/24	2,732,000	2,882,817
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,245,000	3,313,643
3.75% 3/26/25	1,429,000	1,516,318
3.8% 6/9/23	2,632,000	2,726,882
3.869% 1/12/29 (a)(b)	1,233,000	1,319,833
4.194% 4/1/31 (a)(b)	2,950,000	3,253,373
4.55% 4/17/26	790,000	870,375
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,905,423
Deutsche Bank AG New York Branch:
3.3% 11/16/22	2,856,000	2,915,178
5% 2/14/22	2,786,000	2,798,629
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	2,893,000	2,848,436
3.2% 2/23/23	2,193,000	2,249,088
3.691% 6/5/28 (b)	12,774,000	13,755,609
3.8% 3/15/30	4,751,000	5,229,978
4.25% 10/21/25	696,000	759,026
6.75% 10/1/37	689,000	976,932
Moody's Corp.:
3.25% 1/15/28	732,000	784,724
3.75% 3/24/25	1,557,000	1,663,306
4.875% 2/15/24	687,000	733,989
Morgan Stanley:
3.125% 1/23/23	7,975,000	8,176,944
3.125% 7/27/26	6,737,000	7,136,655
3.622% 4/1/31 (b)	3,078,000	3,354,075
3.625% 1/20/27	3,374,000	3,657,951
3.737% 4/24/24 (b)	1,534,000	1,586,987
4.431% 1/23/30 (b)	1,348,000	1,536,124
4.875% 11/1/22	2,377,000	2,457,130
5% 11/24/25	4,489,000	5,025,156
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	1,534,000	1,633,865
State Street Corp. 2.825% 3/30/23 (b)	209,000	210,095
UBS Group AG:
1.494% 8/10/27 (a)(b)	1,788,000	1,744,246
4.125% 9/24/25 (a)	1,614,000	1,742,557
		99,996,519
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,381,855
2.45% 10/29/26	1,236,000	1,246,135
2.875% 8/14/24	1,839,000	1,891,531
3% 10/29/28	1,295,000	1,313,306
3.3% 1/30/32	1,385,000	1,410,999
3.5% 1/15/25	2,546,000	2,657,706
4.125% 7/3/23	1,286,000	1,335,659
4.45% 4/3/26	959,000	1,041,687
4.875% 1/16/24	1,538,000	1,635,597
6.5% 7/15/25	1,112,000	1,270,727
Ally Financial, Inc.:
1.45% 10/2/23	678,000	681,111
3.05% 6/5/23	2,954,000	3,028,626
5.125% 9/30/24	656,000	716,757
5.8% 5/1/25	1,606,000	1,812,319
8% 11/1/31	829,000	1,173,507
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,341,580
3.65% 5/11/27	4,134,000	4,453,334
3.8% 1/31/28	2,165,000	2,356,970
Discover Financial Services:
3.85% 11/21/22	1,546,000	1,586,726
3.95% 11/6/24	873,000	928,463
4.1% 2/9/27	875,000	948,400
4.5% 1/30/26	1,437,000	1,573,658
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,681,718
5.584% 3/18/24	1,916,000	2,064,490
5.596% 1/7/22	1,887,000	1,888,321
Synchrony Financial:
2.85% 7/25/22	467,000	471,758
3.95% 12/1/27	2,356,000	2,529,918
4.25% 8/15/24	2,051,000	2,172,277
4.375% 3/19/24	1,677,000	1,769,278
5.15% 3/19/29	2,576,000	2,960,354
Toyota Motor Credit Corp. 2.9% 3/30/23	2,377,000	2,442,826
		60,767,593
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,695,699
4.125% 6/15/26	1,425,000	1,543,509
4.125% 5/15/29	1,549,000	1,716,029
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	215,237
4.35% 4/20/28	1,304,000	1,461,802
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	1,871,000	2,006,320
Pine Street Trust I 4.572% 2/15/29 (a)	1,750,000	1,974,746
Pine Street Trust II 5.568% 2/15/49 (a)	1,748,000	2,304,775
		12,918,117
Insurance - 1.7%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,070,000	1,099,003
3.375% 4/7/30 (a)	2,257,000	2,438,669
American International Group, Inc.:
2.5% 6/30/25	3,650,000	3,763,500
3.4% 6/30/30	3,650,000	3,946,975
3.75% 7/10/25	2,549,000	2,727,479
Five Corners Funding Trust II 2.85% 5/15/30 (a)	2,929,000	3,035,001
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	1,255,000	1,442,123
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,390,673
4.75% 3/15/39	560,000	698,312
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	1,782,000	1,972,027
MetLife, Inc. 4.55% 3/23/30	3,527,000	4,168,247
Metropolitan Life Global Funding I 3% 1/10/23 (a)	809,000	828,275
Pacific LifeCorp 5.125% 1/30/43 (a)	1,611,000	2,032,093
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	671,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	1,640,000	2,105,326
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	543,000	583,883
Unum Group:
3.875% 11/5/25	1,491,000	1,591,224
4% 3/15/24	1,819,000	1,920,406
4% 6/15/29	1,353,000	1,493,378
5.75% 8/15/42	2,232,000	2,724,951
		40,632,795

TOTAL FINANCIALS		363,327,370

HEALTH CARE - 1.4%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	2,107,000	2,108,927
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,963,865
2.625% 8/1/31	1,403,000	1,374,940
3.375% 2/15/30	1,564,000	1,592,762
4.25% 12/15/27	1,762,000	1,836,885
4.625% 12/15/29	2,738,000	2,952,823
Cigna Corp.:
3.05% 10/15/27	982,000	1,042,423
4.375% 10/15/28	1,860,000	2,113,891
4.8% 8/15/38	1,158,000	1,424,341
4.9% 12/15/48	1,157,000	1,494,989
CVS Health Corp.:
3% 8/15/26	192,000	202,736
3.625% 4/1/27	551,000	597,890
4.78% 3/25/38	1,830,000	2,227,565
HCA Holdings, Inc. 4.75% 5/1/23	66,000	69,126
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,804,681
Toledo Hospital 5.325% 11/15/28	647,000	725,047
		23,423,964
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,338,000	1,447,165
Elanco Animal Health, Inc. 5.9% 8/28/28 (b)	409,000	474,440
Mylan NV 4.55% 4/15/28	1,227,000	1,373,415
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	843,142
Viatris, Inc.:
1.125% 6/22/22	938,000	940,102
1.65% 6/22/25	302,000	300,855
2.7% 6/22/30	1,533,000	1,538,439
3.85% 6/22/40	668,000	707,463
4% 6/22/50	1,153,000	1,228,044
Zoetis, Inc. 3.25% 2/1/23	506,000	515,621
		9,368,686

TOTAL HEALTH CARE		34,901,577

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	696,000	742,881
The Boeing Co.:
5.04% 5/1/27	909,000	1,023,529
5.15% 5/1/30	909,000	1,059,077
5.705% 5/1/40	920,000	1,181,655
5.805% 5/1/50	920,000	1,245,796
5.93% 5/1/60	908,000	1,260,017
		6,512,955
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	334,962
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	407,000	412,039
3% 9/15/23	269,000	276,070
3.375% 7/1/25	1,977,000	2,062,842
3.875% 7/3/23	1,712,000	1,773,077
4.25% 2/1/24	1,761,000	1,855,321
4.25% 9/15/24	1,093,000	1,162,418
		7,541,767
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	640,000	670,591
4.25% 4/15/26 (a)	485,000	513,952
4.375% 5/1/26 (a)	1,433,000	1,534,827
5.25% 5/15/24 (a)	1,170,000	1,255,168
		3,974,538

TOTAL INDUSTRIALS		18,364,222

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	449,978
6.02% 6/15/26	480,000	554,809
6.1% 7/15/27	729,000	869,562
6.2% 7/15/30	631,000	796,239
		2,670,588
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	510,000	504,205
2.45% 2/15/31 (a)	4,340,000	4,255,427
2.6% 2/15/33 (a)	4,340,000	4,231,048
3.5% 2/15/41 (a)	3,505,000	3,596,194
3.75% 2/15/51 (a)	1,645,000	1,719,853
		14,306,727
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,976,598
2.3% 3/25/28	3,147,000	3,137,247
2.8% 4/1/27	1,797,000	1,852,680
2.875% 3/25/31	3,303,000	3,324,040
3.6% 4/1/40	1,797,000	1,802,130
		12,092,695

TOTAL INFORMATION TECHNOLOGY		29,070,010

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,535,108
American Homes 4 Rent LP 2.375% 7/15/31	231,000	226,388
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	1,246,762
4.5% 12/1/28	1,193,000	1,344,487
Corporate Office Properties LP:
2.25% 3/15/26	510,000	515,786
2.75% 4/15/31	373,000	370,863
Duke Realty LP 3.75% 12/1/24	483,000	512,051
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	414,953
3.5% 8/1/26	419,000	446,638
Healthpeak Properties, Inc.:
3.25% 7/15/26	176,000	186,881
3.5% 7/15/29	201,000	217,952
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,680,935
Kimco Realty Corp. 3.375% 10/15/22	249,000	252,213
Kite Realty Group Trust:
4% 3/15/25	1,912,000	2,005,315
4.75% 9/15/30	2,980,000	3,296,246
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	554,685
4.4% 6/15/24	442,000	464,604
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,610,000	1,569,233
3.375% 2/1/31	1,027,000	1,034,442
3.625% 10/1/29	1,814,000	1,882,785
4.375% 8/1/23	381,000	397,559
4.5% 1/15/25	821,000	877,068
4.5% 4/1/27	4,967,000	5,432,127
4.75% 1/15/28	1,958,000	2,160,258
4.95% 4/1/24	415,000	443,137
5.25% 1/15/26	1,744,000	1,939,380
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	440,968
Realty Income Corp.:
2.2% 6/15/28	244,000	246,283
2.85% 12/15/32	301,000	312,347
3.25% 1/15/31	313,000	336,557
3.4% 1/15/28	489,000	527,361
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	315,120
5% 12/15/23	226,000	238,845
Simon Property Group LP 2.45% 9/13/29	499,000	502,398
SITE Centers Corp.:
3.625% 2/1/25	694,000	726,527
4.25% 2/1/26	906,000	967,839
Store Capital Corp.:
2.75% 11/18/30	2,676,000	2,653,741
4.625% 3/15/29	550,000	616,155
Ventas Realty LP:
3% 1/15/30	2,340,000	2,415,001
3.5% 2/1/25	1,976,000	2,083,003
4% 3/1/28	688,000	761,270
4.125% 1/15/26	478,000	520,117
4.375% 2/1/45	234,000	274,061
4.75% 11/15/30	3,072,000	3,577,878
Vornado Realty LP 2.15% 6/1/26	578,000	577,570
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	1,145,740
3.85% 7/15/29	391,000	430,497
4% 2/1/25	1,644,000	1,748,820
		53,425,954
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,690,000	1,730,266
3.95% 11/15/27	1,415,000	1,520,841
4.1% 10/1/24	1,555,000	1,642,255
4.55% 10/1/29	1,792,000	1,997,653
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,717,836
Post Apartment Homes LP 3.375% 12/1/22	121,000	122,940
Sun Communities Operating LP:
2.3% 11/1/28	512,000	511,349
2.7% 7/15/31	1,323,000	1,312,234
Tanger Properties LP:
2.75% 9/1/31	1,346,000	1,306,535
3.125% 9/1/26	1,874,000	1,935,827
		13,797,736

TOTAL REAL ESTATE		67,223,690

UTILITIES - 1.2%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	1,075,005
3.743% 5/1/26	4,043,000	4,311,109
Duke Energy Corp. 2.45% 6/1/30	854,000	847,858
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	405,000	395,901
2.775% 1/7/32 (a)	1,402,000	1,385,240
Entergy Corp. 2.8% 6/15/30	876,000	891,470
Eversource Energy 2.8% 5/1/23	1,567,000	1,594,324
Exelon Corp.:
4.05% 4/15/30	534,000	593,307
4.7% 4/15/50	238,000	298,771
FirstEnergy Corp. 7.375% 11/15/31	1,645,000	2,219,763
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	692,453
		14,305,201
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	525,873	641,993
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	616,889
The AES Corp.:
3.3% 7/15/25 (a)	2,635,000	2,728,279
3.95% 7/15/30 (a)	2,298,000	2,448,289
		5,793,457
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	4,125,357
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	260,249
NiSource, Inc. 2.95% 9/1/29	2,624,000	2,719,291
Puget Energy, Inc. 4.1% 6/15/30	1,032,000	1,115,537
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (b)(c)	437,000	405,864
		8,626,298

TOTAL UTILITIES		29,366,949

TOTAL NONCONVERTIBLE BONDS
(Cost $734,208,797)		787,278,595

U.S. Government and Government Agency Obligations - 37.9%
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	947,422	1,124,215
U.S. Treasury Obligations - 37.9%
U.S. Treasury Bonds:
1.125% 5/15/40	$12,353,900	$10,828,000
1.75% 8/15/41	43,542,800	42,216,105
1.875% 11/15/51	20,793,800	20,628,099
2% 8/15/51	108,411,200	110,511,667
3% 2/15/47	25,251,500	30,558,261
U.S. Treasury Notes:
0.125% 8/15/23	35,017,700	34,731,813
0.125% 8/31/23	35,211,900	34,902,421
0.25% 5/15/24	6,836,000	6,742,806
0.25% 7/31/25	83,520,600	81,014,982
0.375% 12/31/25	17,431,400	16,896,202
0.625% 7/31/26	7,668,100	7,456,329
0.75% 3/31/26	52,072,200	51,083,642
0.75% 4/30/26	41,407,700	40,587,633
0.75% 8/31/26	15,336,200	14,992,933
0.875% 9/30/26	9,201,700	9,037,435
1% 7/31/28	7,024,000	6,838,248
1.125% 10/31/26	18,403,400	18,281,190
1.125% 8/31/28	38,104,900	37,366,618
1.125% 2/15/31	73,821,600	71,644,439
1.25% 5/31/28	128,557,700	127,287,184
1.25% 9/30/28	19,716,200	19,484,381
1.375% 11/15/31 (d)	26,562,900	26,226,713
1.625% 9/30/26	31,567,200	32,103,596
2.125% 3/31/24	18,536,500	19,078,113
2.125% 11/30/24	3,553,700	3,672,249
2.5% 1/31/24	23,709,700	24,558,063
2.5% 2/28/26	11,234,100	11,825,207

TOTAL U.S. TREASURY OBLIGATIONS		910,554,329

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $923,378,714)		911,678,544

U.S. Government Agency - Mortgage Securities - 16.1%
Fannie Mae - 4.4%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	2,294	2,393
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	2,385	2,500
12 month U.S. LIBOR + 1.630% 1.925% 11/1/36 (b)(c)	34,193	35,850
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	18,600	19,501
12 month U.S. LIBOR + 1.730% 2.023% 5/1/36 (b)(c)	18,303	19,316
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (b)(c)	2,121	2,226
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	12,194	12,852
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	14,576	15,343
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (b)(c)	16,440	17,379
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	6,515	6,884
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	7,398	7,814
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	5,930	6,087
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (b)(c)	5,147	5,460
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (b)(c)	15,397	16,075
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (b)(c)	13,241	13,668
6 month U.S. LIBOR + 1.420% 1.41% 9/1/33 (b)(c)	19,826	20,432
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (b)(c)	1,446	1,504
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (b)(c)	2,157	2,252
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.945% 10/1/33 (b)(c)	35,051	36,833
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	1,812	1,914
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.345% 8/1/36 (b)(c)	59,451	62,838
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (b)(c)	4,006	4,204
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.537% 5/1/35 (b)(c)	5,815	6,120
1.5% 11/1/51	1,119,724	1,084,003
2% 7/1/50 to 12/1/51	17,128,307	17,144,817
2.5% 7/1/31 to 12/1/51	25,048,726	25,804,120
3% 8/1/32 to 7/1/50	19,929,534	20,936,382
3.5% 8/1/37 to 11/1/49	14,349,598	15,365,551
4% 7/1/39 to 11/1/49	13,224,887	14,295,865
4.5% to 4.5% 5/1/25 to 9/1/49	7,815,242	8,511,244
5% 3/1/23 to 5/1/44	346,241	385,936
6% 10/1/34 to 1/1/42	1,224,443	1,414,232
6.5% 12/1/23 to 8/1/36	225,819	260,519
7% to 7% 11/1/23 to 2/1/32	38,026	41,936
7.5% to 7.5% 9/1/22 to 11/1/31	44,919	50,751
8.5% 6/1/25	132	144

TOTAL FANNIE MAE		105,614,945

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.370% 1.666% 3/1/36 (b)(c)	16,964	17,675
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	2,549	2,697
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	9,323	9,819
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	19,145	20,270
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	24,981	26,445
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	6,514	6,896
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (b)(c)	18,217	19,299
12 month U.S. LIBOR + 2.030% 2.293% 3/1/33 (b)(c)	291	304
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	4,591	4,847
6 month U.S. LIBOR + 1.650% 1.78% 4/1/35 (b)(c)	17,926	18,711
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (b)(c)	3,208	3,391
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (b)(c)	2,105	2,224
1.5% 12/1/51	1,030,275	997,407
2% 6/1/50 to 12/1/51	13,282,692	13,286,789
2.5% 8/1/32 to 12/1/51	14,239,064	14,621,640
3% 6/1/31 to 6/1/50	8,898,895	9,372,618
3.5% 3/1/32 to 10/1/49	15,515,770	16,574,022
4% 5/1/37 to 6/1/48	8,573,467	9,272,484
4.5% 7/1/25 to 10/1/48	5,405,970	5,908,861
5% 1/1/40 to 6/1/41	428,327	480,373
6% 4/1/32 to 8/1/37	122,013	138,811
7.5% 8/1/26 to 11/1/31	4,584	5,286
8% 4/1/27 to 5/1/27	369	409
8.5% 5/1/27 to 1/1/28	788	873

TOTAL FREDDIE MAC		70,792,151

Ginnie Mae - 4.2%
3% 12/20/42 to 6/20/51	8,058,182	8,397,702
3.5% 12/20/40 to 6/20/50	10,425,135	10,953,640
4% 3/15/40 to 4/20/48	8,198,300	8,838,323
4.5% 5/15/39 to 5/20/41	1,610,395	1,779,525
5% 3/15/39 to 4/20/48	972,527	1,072,781
6.5% 4/15/35 to 11/15/35	17,950	20,725
7% 1/15/28 to 7/15/32	125,196	141,461
7.5% to 7.5% 4/15/22 to 10/15/28	22,740	25,000
8% 3/15/30 to 9/15/30	2,391	2,755
2% 1/1/52 (e)	5,650,000	5,704,439
2% 1/1/52 (e)	2,350,000	2,372,643
2% 1/1/52 (e)	4,700,000	4,745,286
2% 1/1/52 (e)	2,350,000	2,372,643
2% 1/1/52 (e)	4,150,000	4,189,987
2% 1/1/52 (e)	2,350,000	2,372,643
2% 1/1/52 (e)	2,450,000	2,473,606
2% 2/1/52 (e)	2,050,000	2,065,989
2.5% 1/1/52 (e)	3,500,000	3,587,621
2.5% 1/1/52 (e)	5,000,000	5,125,173
2.5% 1/1/52 (e)	4,000,000	4,100,138
2.5% 1/1/52 (e)	4,950,000	5,073,921
2.5% 1/1/52 (e)	2,450,000	2,511,335
2.5% 1/1/52 (e)	1,050,000	1,076,286
2.5% 1/1/52 (e)	2,000,000	2,050,069
3% 1/1/52 (e)	1,550,000	1,604,560
3% 1/1/52 (e)	400,000	414,080
3% 1/1/52 (e)	1,050,000	1,086,960
3% 1/1/52 (e)	1,500,000	1,552,800
3% 1/1/52 (e)	1,300,000	1,345,760
3% 2/1/52 (e)	1,300,000	1,343,373
3.5% 1/1/52 (e)	2,950,000	3,072,225
3.5% 1/1/52 (e)	3,000,000	3,124,296
3.5% 1/1/52 (e)	1,400,000	1,458,005
3.5% 1/1/52 (e)	600,000	624,859
3.5% 1/1/52 (e)	550,000	572,788
3.5% 1/1/52 (e)	1,150,000	1,197,647
3.5% 1/1/52 (e)	1,450,000	1,510,077
3.5% 1/1/52 (e)	800,000	833,146
3.5% 1/1/52 (e)	300,000	312,430
3.5% 1/1/52 (e)	750,000	781,074

TOTAL GINNIE MAE		101,887,771

Uniform Mortgage Backed Securities - 4.6%
1.5% 1/1/37 (e)	600,000	602,339
1.5% 1/1/52 (e)	1,200,000	1,160,845
1.5% 1/1/52 (e)	4,050,000	3,917,853
1.5% 1/1/52 (e)	800,000	773,897
1.5% 1/1/52 (e)	2,800,000	2,708,639
1.5% 2/1/52 (e)	2,000,000	1,931,617
2% 1/1/52 (e)	14,200,000	14,165,832
2% 1/1/52 (e)	8,150,000	8,130,389
2% 1/1/52 (e)	8,550,000	8,529,427
2% 1/1/52 (e)	7,050,000	7,033,036
2% 1/1/52 (e)	4,050,000	4,040,255
2% 1/1/52 (e)	6,050,000	6,035,442
2% 1/1/52 (e)	850,000	847,955
2% 1/1/52 (e)	6,050,000	6,035,442
2% 1/1/52 (e)	2,950,000	2,942,902
2% 2/1/52 (e)	9,250,000	9,207,508
2% 2/1/52 (e)	9,000,000	8,958,657
2.5% 1/1/52 (e)	9,150,000	9,343,012
2.5% 1/1/52 (e)	5,800,000	5,922,346
2.5% 1/1/52 (e)	7,225,000	7,377,406

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		109,664,799

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $384,889,847)		387,959,666

Asset-Backed Securities - 5.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$918,147	$800,470
Series 2019-1 Class A, 3.844% 5/15/39 (a)	979,828	885,873
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,708,292	1,626,642
Class B, 4.458% 10/16/39 (a)	315,410	260,489
Series 2021-1A Class A, 2.95% 11/16/41 (a)	2,040,729	2,000,278
Series 2021-2A Class A, 2.798% 1/15/47 (a)	3,607,000	3,580,333
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (a)(b)(c)	529,405	529,412
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.253% 10/17/34 (a)(b)(c)	1,280,878	1,277,877
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (a)(b)(c)	2,039,713	2,038,287
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (a)(b)(c)	3,132,569	3,101,942
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (a)(b)(c)	926,612	926,759
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (a)(b)(c)	1,532,085	1,529,490
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	739,991	694,476
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (a)(b)(c)	1,676,859	1,677,116
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (a)(b)(c)	2,469,126	2,469,430
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (a)(b)(c)	1,039,487	1,033,224
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (a)(b)(c)	1,931,133	1,930,052
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (a)(b)(c)	2,173,138	2,164,869
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (a)(b)(c)	665,897	666,055
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (a)(b)(c)	1,292,534	1,292,761
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (a)(b)(c)	2,282,638	2,267,780
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (a)(b)(c)	2,070,385	2,070,414
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (a)(b)(c)	1,578,400	1,578,689
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(c)	1,953,217	1,952,057
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	2,095,117	2,057,339
Class AA, 2.487% 12/16/41 (a)(b)	299,469	294,694
Series 2021-1A Class A, 2.443% 7/15/46 (a)	2,744,614	2,708,818
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (a)(b)(c)	1,991,250	1,987,592
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,460,957	1,458,886
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,443,447	1,422,946
Class B, 5.095% 4/15/39 (a)	666,261	627,137
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	1,346,336	1,318,789
Series 2021-1A Class A, 3.474% 1/15/46 (a)	605,576	612,499
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (a)(b)(c)	1,561,530	1,560,893
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2626% 10/25/34 (a)(b)(c)	1,198,676	1,195,888
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (a)(b)(c)	1,887,884	1,875,356
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (a)(b)(c)	1,944,015	1,944,011
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (a)(b)(c)	2,085,721	2,086,685
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (a)(b)(c)	2,729,841	2,734,812
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	1,779,663	1,857,487
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.31% 10/20/34 (a)(b)(c)	1,290,693	1,290,170
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (a)(b)(c)	1,582,694	1,582,817
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (a)(b)(c)	1,318,912	1,319,422
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (a)(b)(c)	1,717,039	1,717,341
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(c)	1,021,083	1,020,457
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (a)(b)(c)	885,205	885,731
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.2598% 1/15/35 (a)(b)(c)	2,283,000	2,281,071
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (a)(b)(c)	444,749	444,981
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (a)(b)(c)	1,392,832	1,388,126
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (a)(b)(c)	1,993,704	1,993,698
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (a)(b)(c)	1,941,561	1,943,116
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	751,163	728,707
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	782,337	766,553
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(c)	1,367,988	1,364,766
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (a)(b)(c)	981,516	981,617
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (a)(b)(c)	1,358,987	1,357,979
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (a)(b)(c)	2,186,940	2,186,936
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(c)	2,223,747	2,219,773
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (a)(b)(c)	1,390,072	1,389,298
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (a)(b)(c)	573,573	573,598
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (a)(b)(c)	906,062	906,287
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (a)(b)(c)	461,006	461,005
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (a)(b)(c)	2,357,478	2,356,082
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (a)(b)(c)	2,773,396	2,773,596
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (a)(b)(c)	1,823,166	1,811,368
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(c)	5,340,000	5,335,514
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (a)(b)(c)	1,904,754	1,905,400
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (a)(b)(c)	1,997,385	1,997,391
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3469% 1/25/36 (b)(c)	84,177	84,255
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (a)(b)(c)	760,982	760,980
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	1,456,280	1,496,769
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	1,462,042	1,417,460
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (a)(b)(c)	2,604,698	2,603,297
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	1,542,797	1,498,136
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,902,000	1,951,740
1.884% 7/15/50 (a)	733,000	732,034
2.328% 7/15/52 (a)	560,000	571,638
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (a)(b)(c)	256,728	256,755
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (a)(b)(c)	2,313,924	2,303,849
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (a)(b)(c)	1,659,375	1,655,748
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (a)(b)(c)	1,331,794	1,331,048
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9619% 9/25/34 (b)(c)	2,685	2,658
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	1,857,547	1,823,245
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	2,288,099	2,265,312
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (a)(b)(c)	2,009,654	2,009,704
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (a)(b)(c)	1,277,198	1,277,195
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (a)(b)(c)	2,613,900	2,610,842
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (a)(b)(c)	1,289,773	1,288,327
TOTAL ASSET-BACKED SECURITIES
(Cost $137,756,397)		137,022,399

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	610	598
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	20,661	21,789
Series 1999-57 Class PH, 6.5% 12/25/29	31,454	34,147
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	12,048	12,080

TOTAL U.S. GOVERNMENT AGENCY		68,016

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,086)		68,614

Commercial Mortgage Securities - 3.4%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,183,000	1,206,160
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	265,000	266,960
Class CNM, 3.7186% 11/5/32 (a)(b)	110,000	108,869
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	129,171
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	212,191
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	470,787
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	429,728
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	3,262,953
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.16% 11/15/28 (a)(b)(c)	1,079,000	1,079,842
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.11% 12/15/36 (a)(b)(c)	903,872	902,783
Class C, 1 month U.S. LIBOR + 1.120% 1.23% 12/15/36 (a)(b)(c)	720,997	719,413
Class D, 1 month U.S. LIBOR + 1.250% 1.36% 12/15/36 (a)(b)(c)	1,118,506	1,114,295
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7991% 10/15/36 (a)(b)(c)	2,648,253	2,638,488
Class B, 1 month U.S. LIBOR + 0.890% 1.0088% 10/15/36 (a)(b)(c)	396,287	394,798
Class C, 1 month U.S. LIBOR + 1.090% 1.2086% 10/15/36 (a)(b)(c)	530,325	528,094
Class D, 1 month U.S. LIBOR + 1.290% 1.4083% 10/15/36 (a)(b)(c)	514,682	512,285
Class E, 1 month U.S. LIBOR + 1.940% 2.0575% 10/15/36 (a)(b)(c)	1,789,733	1,781,462
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.91% 12/15/36 (a)(b)(c)	2,478,284	2,476,793
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.11% 11/15/32 (a)(b)(c)	1,323,202	1,322,801
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.735% 9/15/37 (a)(b)(c)	535,988	456,981
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.91% 11/15/35 (a)(b)(c)	628,232	627,853
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.41% 4/15/34 (a)(b)(c)	1,007,281	1,001,014
Class C, 1 month U.S. LIBOR + 1.600% 1.71% 4/15/34 (a)(b)(c)	665,897	659,215
Class D, 1 month U.S. LIBOR + 1.900% 2.01% 4/15/34 (a)(b)(c)	699,023	690,253
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.19% 10/15/36 (a)(b)(c)	806,653	805,640
Class C, 1 month U.S. LIBOR + 1.250% 1.36% 10/15/36 (a)(b)(c)	1,014,182	1,012,591
Class D, 1 month U.S. LIBOR + 1.450% 1.56% 10/15/36 (a)(b)(c)	1,436,280	1,433,574
Class E, 1 month U.S. LIBOR + 1.800% 1.91% 10/15/36 (a)(b)(c)	2,018,196	2,014,396
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.71% 12/15/36 (a)(b)(c)	914,885	910,867
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.11% 4/15/34 (a)(b)(c)	1,656,308	1,653,190
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	2,986,767	2,931,284
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.23% 6/15/34 (a)(b)(c)	2,420,175	2,417,255
Class B, 1 month U.S. LIBOR + 1.500% 1.61% 6/15/34 (a)(b)(c)	476,545	473,577
Class C, 1 month U.S. LIBOR + 1.750% 1.86% 6/15/34 (a)(b)(c)	538,358	533,626
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.51% 8/15/36 (a)(b)(c)	1,661,000	1,656,819
Class B, 1 month U.S. LIBOR + 1.900% 2.01% 8/15/36 (a)(b)(c)	511,000	507,819
Class C, 1 month U.S. LIBOR + 2.300% 2.41% 8/15/36 (a)(b)(c)	380,000	377,140
Class D, 1 month U.S. LIBOR + 3.050% 3.16% 8/15/36 (a)(b)(c)	470,000	465,283
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	408,010
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.34% 5/15/36 (a)(b)(c)	1,009,000	1,007,899
Class C, 1 month U.S. LIBOR + 1.430% 1.54% 5/15/36 (a)(b)(c)	243,000	242,244
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	604,859	609,777
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	1,129,357	1,158,545
Class B, 4.5349% 4/15/36 (a)	347,211	352,725
Class C, 4.782% 4/15/36 (a)(b)	233,110	234,869
Class D, 4.782% 4/15/36 (a)(b)	465,913	457,615
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.8108% 11/15/38 (a)(b)(c)	3,658,294	3,636,654
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.19% 7/15/38 (a)(b)(c)	1,205,727	1,207,314
Class B, 1 month U.S. LIBOR + 1.380% 1.49% 7/15/38 (a)(b)(c)	686,429	686,429
Class C, 1 month U.S. LIBOR + 1.700% 1.81% 7/15/38 (a)(b)(c)	506,366	506,365
Class D, 1 month U.S. LIBOR + 2.250% 2.36% 7/15/38 (a)(b)(c)	1,020,690	1,020,689
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.06% 10/15/36 (a)(b)(c)	1,559,690	1,558,701
Class B, 1 month U.S. LIBOR + 1.150% 1.26% 10/15/36 (a)(b)(c)	241,085	240,823
Class C, 1 month U.S. LIBOR + 1.550% 1.66% 10/15/36 (a)(b)(c)	198,757	198,452
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	223,602	230,785
Class DFX, 5.3503% 7/5/33 (a)	386,779	398,027
Class EFX, 5.5422% 7/5/33 (a)	470,207	478,932
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.81% 3/15/38 (a)(b)(c)	2,237,243	2,232,381
Class B, 1 month U.S. LIBOR + 0.880% 0.99% 3/15/38 (a)(b)(c)	539,834	534,415
Class C, 1 month U.S. LIBOR + 1.100% 1.21% 3/15/38 (a)(b)(c)	339,543	336,134
Class D, 1 month U.S. LIBOR + 1.400% 1.51% 3/15/38 (a)(b)(c)	472,355	467,613
Class E, 1 month U.S. LIBOR + 1.750% 1.86% 3/15/38 (a)(b)(c)	412,850	408,706
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.26% 8/15/37 (a)(b)(c)	552,618	552,452
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.36% 8/15/33 (a)(b)(c)	1,276,003	1,272,913
Class C, 1 month U.S. LIBOR + 1.500% 1.61% 8/15/33 (a)(b)(c)	3,073,282	3,056,381
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,570,651	2,632,520
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	2,156,364
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	371,442	374,217
Class C, 3.1771% 11/10/36 (a)(b)	356,413	354,649
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5539% 12/15/37 (a)(b)(c)	735,542	735,082
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,001,493	1,176,310
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (a)(b)(c)	2,470,353	2,458,796
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (a)(b)(c)	1,414,917	1,404,992
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (a)(b)(c)	878,763	872,198
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (a)(b)(c)	577,561	572,986
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,766,729	1,746,505
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	113,488	112,338
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.31% 5/15/31 (a)(b)(c)	1,349,000	1,348,186
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	1,072,598
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	965,337
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $81,940,148)		81,665,178

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	245,000	386,675
7.55% 4/1/39	1,100,000	1,835,741
Series 2010, 6.65% 3/1/22	670,000	676,835
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	900,000	1,259,076
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	773,818	803,467
5.1% 6/1/33	1,475,000	1,704,929
Series 2010-1, 6.63% 2/1/35	3,770,000	4,606,017
Series 2010-3:
6.725% 4/1/35	2,910,000	3,578,880
7.35% 7/1/35	1,700,000	2,139,959
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,791,424
TOTAL MUNICIPAL SECURITIES
(Cost $17,742,686)		19,783,003

Foreign Government and Government Agency Obligations - 0.6%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$2,024,000	$2,190,980
3.875% 4/16/50 (a)	1,748,000	2,038,605
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	966,000	1,010,376
3.25% 10/22/30 (a)	966,000	1,038,933
4.5% 4/22/60 (a)	736,000	903,210
State of Qatar:
3.4% 4/16/25 (a)	1,121,000	1,188,470
3.75% 4/16/30 (a)	2,280,000	2,558,160
4.4% 4/16/50 (a)	2,181,000	2,698,988
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,352,096)		13,627,722

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,808,148)	1,810,000	1,843,151

Bank Notes - 0.2%
Discover Bank:
3.35% 2/6/23	$983,000	$1,006,513
4.682% 8/9/28 (b)	847,000	885,222
Regions Bank 6.45% 6/26/37	2,368,000	3,315,675
TOTAL BANK NOTES
(Cost $4,273,011)		5,207,410
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund 0.08% (g)	231,668,231	$231,714,564
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	25,483,792	25,486,340
TOTAL MONEY MARKET FUNDS
(Cost $257,200,511)		257,200,904
TOTAL INVESTMENT IN SECURITIES - 108.3%
(Cost $2,555,612,441)		2,603,335,186
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(198,682,979)
NET ASSETS - 100%		$2,404,652,207

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 1/1/52	$(2,050,000)	$(2,069,752)
3% 1/1/52	(1,300,000)	(1,345,760)
3% 1/1/52	(1,300,000)	(1,345,760)

TOTAL GINNIE MAE		(4,761,272)

Uniform Mortgage Backed Securities
1.5% 1/1/52	(2,000,000)	(1,934,742)
2% 1/1/52	(9,250,000)	(9,227,744)
2% 1/1/52	(9,000,000)	(8,978,344)
2% 1/1/52	(6,050,000)	(6,035,442)
2% 1/1/52	(2,950,000)	(2,942,902)
2.5% 1/1/52	(3,600,000)	(3,675,939)
2.5% 1/1/52	(1,700,000)	(1,735,860)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(34,530,973)

TOTAL TBA SALE COMMITMENTS
(Proceeds $39,260,254)		$(39,292,245)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,345,915 or 13.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$503,469,872	$1,902,840,026	$2,174,595,336	$396,626	$3	$(1)	$231,714,564	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	76,593,713	3,408,456,999	3,459,564,372	256,683	--	--	25,486,340	0.1%
Total	$580,063,585	$5,311,297,025	$5,634,159,708	$653,309	$3	$(1)	$257,200,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$787,278,595	$--	$787,278,595	$--
U.S. Government and Government Agency Obligations	911,678,544	--	911,678,544	--
U.S. Government Agency - Mortgage Securities	387,959,666	--	387,959,666	--
Asset-Backed Securities	137,022,399	--	137,022,399	--
Collateralized Mortgage Obligations	68,614	--	68,614	--
Commercial Mortgage Securities	81,665,178	--	81,665,178	--
Municipal Securities	19,783,003	--	19,783,003	--
Foreign Government and Government Agency Obligations	13,627,722	--	13,627,722	--
Supranational Obligations	1,843,151	--	1,843,151	--
Bank Notes	5,207,410	--	5,207,410	--
Money Market Funds	257,200,904	257,200,904	--	--
Total Investments in Securities:	$2,603,335,186	$257,200,904	$2,346,134,282	$--
Other Financial Instruments:
TBA Sale Commitments	$(39,292,245)	$--	$(39,292,245)	$--
Total Other Financial Instruments:	$(39,292,245)	$--	$(39,292,245)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
Cayman Islands	4.5%
United Kingdom	1.6%
Mexico	1.4%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value (including securities loaned of $24,946,080) — See accompanying schedule: Unaffiliated issuers (cost $2,298,411,930)	$2,346,134,282
Fidelity Central Funds (cost $257,200,511)	257,200,904
Total Investment in Securities (cost $2,555,612,441)		$2,603,335,186
Receivable for investments sold		6,805
Receivable for TBA sale commitments		39,260,254
Receivable for fund shares sold		8,774
Interest receivable		10,744,521
Distributions receivable from Fidelity Central Funds		17,762
Other receivables		1,596
Total assets		2,653,374,898
Liabilities
Payable for investments purchased
Regular delivery	$3,713,430
Delayed delivery	180,140,933
TBA sale commitments, at value	39,292,245
Payable for fund shares redeemed	82,913
Other payables and accrued expenses	6,830
Collateral on securities loaned	25,486,340
Total liabilities		248,722,691
Net Assets		$2,404,652,207
Net Assets consist of:
Paid in capital		$2,330,553,972
Total accumulated earnings (loss)		74,098,235
Net Assets		$2,404,652,207
Net Asset Value, offering price and redemption price per share ($2,404,652,207 ÷ 22,022,683 shares)		$109.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$155,459,495
Income from Fidelity Central Funds (including $256,683 from security lending)		653,309
Total income		156,112,804
Expenses
Custodian fees and expenses	$42,232
Independent trustees' fees and expenses	22,109
Total expenses before reductions	64,341
Expense reductions	(513)
Total expenses after reductions		63,828
Net investment income (loss)		156,048,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,206,724
Redemptions in-kind with affiliated entities	149,804,083
Fidelity Central Funds	3
Total net realized gain (loss)		190,010,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(363,748,309)
Fidelity Central Funds	(1)
Delayed delivery commitments	190,693
Total change in net unrealized appreciation (depreciation)		(363,557,617)
Net gain (loss)		(173,546,807)
Net increase (decrease) in net assets resulting from operations		$(17,497,831)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,048,976	$172,173,870
Net realized gain (loss)	190,010,810	218,473,581
Change in net unrealized appreciation (depreciation)	(363,557,617)	195,420,624
Net increase (decrease) in net assets resulting from operations	(17,497,831)	586,068,075
Distributions to shareholders	(296,459,334)	(259,592,182)
Share transactions
Proceeds from sales of shares	810,474,721	1,038,954,518
Reinvestment of distributions	288,159,125	259,592,182
Cost of shares redeemed	(5,499,418,177)	(520,108,672)
Net increase (decrease) in net assets resulting from share transactions	(4,400,784,331)	778,438,028
Total increase (decrease) in net assets	(4,714,741,496)	1,104,913,921
Net Assets
Beginning of period	7,119,393,703	6,014,479,782
End of period	$2,404,652,207	$7,119,393,703
Other Information
Shares
Sold	7,260,264	9,164,163
Issued in reinvestment of distributions	2,589,884	2,283,601
Redeemed	(49,770,526)	(4,783,334)
Net increase (decrease)	(39,920,378)	6,664,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$114.93	$108.80	$102.31	$105.26	$104.18
Income from Investment Operations
Net investment income (loss)A	2.481	3.026	3.371	3.163	2.887
Net realized and unrealized gain (loss)	(2.817)	7.583	6.606	(3.209)	1.693
Total from investment operations	(.336)	10.609	9.977	(.046)	4.580
Distributions from net investment income	(2.717)	(3.070)	(3.487)	(2.904)	(2.985)
Distributions from net realized gain	(2.687)	(1.409)	–	–	(.515)
Total distributions	(5.404)	(4.479)	(3.487)	(2.904)	(3.500)
Net asset value, end of period	$109.19	$114.93	$108.80	$102.31	$105.26
Total ReturnB	(.28)%	9.87%	9.87%	(.01)%	4.46%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.23%	2.68%	3.16%	3.09%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$2,404,652	$7,119,394	$6,014,480	$5,269,137	$5,605,082
Portfolio turnover rateF	178%G	169%	146%	92%	110%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,581,327
Gross unrealized depreciation	(22,477,470)
Net unrealized appreciation (depreciation)	$49,103,857
Tax Cost	$2,554,199,338

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,004,289
Undistributed long-term capital gain	$21,990,089
Net unrealized appreciation (depreciation) on securities and other investments	$49,103,857

The tax character of distributions paid was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$154,285,209	$ 259,592,182
Long-term Capital Gains	142,174,125	–
Total	$296,459,334	$ 259,592,182

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	4,088,996,060	4,070,606,084

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity VIP Investment Grade Central Fund	48,802,199	149,804,083	5,391,666,950

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$27,206	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $513.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	13.7%
VIP Asset Manager: Growth Portfolio	1.2%
VIP Balanced Portfolio	85.1%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity VIP Investment Grade Central Fund	.0005%
Actual		$1,000.00	$1,004.10	$--C
Hypothetical-D		$1,000.00	$1,025.20	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 4, 2022, to shareholders of record at the opening of business on February 4, 2022, a distribution of $1.000 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $37,682,550, or, if subsequently determined to be different, the net capital gain of such year.

A total of 21.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $356,079,623 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIGC-ANN-0322
1.831202.115

Item 2.

Code of Ethics

As of the end of the period, December 31, 2021, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$78,600	$-	$11,900	$1,800

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$80,200	$-	$11,900	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2021A	December 31, 2020A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2021A	December 31, 2020A
Deloitte Entities	$535,300	$515,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022